Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
a.Statement of compliance
The accompanying financial statements have been prepared in accordance with IFRSs as issued by the International Accounting Standards Board.
b.Basis of preparation
The accompanying financial statements have been prepared on the historical cost basis except for financial instruments which are measured at fair value.
The fair value measurements, which are grouped into Levels 1 to 3 based on the degree to which the fair value measurement inputs are observable and based on the significance of the inputs to the fair value measurement in its entirety, are described as follows:
1)Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
2)Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
3)Level 3 inputs are unobservable inputs for the asset or liability.
c.Classification of current and non-current assets and liabilities
Current assets include:
1) Assets held primarily for the purpose of trading;
2) Assets expected to be realized within 12 months after the reporting period; and
3) Cash and cash equivalents unless the asset is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.
Current liabilities include:
1)Liabilities held primarily for the purpose of trading;
2)Liabilities due to be settled within 12 months after the reporting period, even if an agreement to refinance, or to reschedule payments, on a long-term basis is completed after the reporting period and before the consolidated financial statements are authorized for issue; and
3)Liabilities for which the Company does not have an unconditional right to defer settlement for at least 12 months after the reporting period. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.
The aforementioned assets and liabilities that are not classified as current are classified as non-current.
d.Basis of consolidation
1)The consolidated financial statements incorporate the financial statements of Gogoro and the entities controlled by Gogoro (its subsidiaries).
When necessary, adjustments are made to the financial statements of the subsidiaries to bring their accounting policies into line with those used by the Company.
All intra-group transactions, balances, income and expenses are eliminated in full upon consolidation.
2)Subsidiaries included in consolidated financial statements

			% of Ownership
			December 31
Investor	Investee	Main Business	2021	2020

Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100	100
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100	100
	Gogoro Europe B.V. (Note)	Holding company	100	100
	Gogoro Network Pte. Ltd.	Holding company	100	100
	Gogoro Singapore Holding Pte. Ltd.	Holding company	100	100
	Goshare Pte. Ltd	Holding company	100	100
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provide after-sale services	100	100
	GoPocket Taiwan Limited	Issuance of reward points	100	100
Goshare Pte. Ltd.	GoShare Taiwan Limited	Provision of electric scooters free float sharing services	100	100
Gogoro Network Pte. Ltd.	Gogoro Network B.V.	Holding company	100	—
Gogoro Singapore Holding Pte. Ltd	Gogoro Europe Sales and Services B.V.	Sale of electric scooters and related products	100	—
Note: Gogoro Europe B.V. was approved to dissolve its business in November 2020. As of December 31, 2021, the liquidation of Gogoro Europe B.V. was still in process.
e.Foreign currencies
In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency (i.e., foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions.
At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Exchange differences on monetary items arising from settlement or translation are recognized in profit or loss in the period.
Non-monetary items measured at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when fair value was determined. Exchange differences arising from the retranslation of non-monetary items are included in profit or loss for the period except for exchange differences arising from the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income; in which cases, the exchange differences are also recognized directly in other comprehensive income.
Non-monetary items that are measured at historical cost in a foreign currency are not retranslated.
For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations (including subsidiaries, associates, joint ventures and branches in other countries that use currencies which are different from the currency of the Company) are translated into U.S. dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.
f.Inventories
Inventories consist of raw materials, merchandise and semi-finished goods and are stated at the lower of cost or net realizable value. Inventory write-downs are made by item, except where it may be appropriate to group similar or related items. Net realizable value is the estimated selling price of inventories less all estimated costs of completion and costs to be incurred in marketing, selling and distribution make the sale.
g.Property, plant and equipment
Property, plant and equipment are initially measured at cost and subsequently measured at cost less accumulated depreciation and accumulated impairment loss.
Property, plant and equipment in the course of construction are carried at cost, less any recognized impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Such properties are depreciated and classified to the appropriate categories of property, plant and equipment when completed and ready for intended use.
Depreciation on property, plant and equipment is recognized using the straight-line method. Each significant part is depreciated separately. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
On derecognition of an item of property, plant and equipment, the difference between the sales proceeds and the carrying amount of the asset is recognized in profit or loss.
h.Intangible assets
Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are initially measured at cost and subsequently measured at cost less accumulated amortization and accumulated impairment loss. Amortization is recognized on a straight-line basis. The estimated useful life, residual value, and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
Derecognition of intangible assets
On derecognition of an intangible asset, the difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss.
i.Impairment of property, plant and equipment, right-of-use asset and intangible assets other than goodwill
At the end of each reporting period, the Company reviews the carrying amounts of its property, plant and equipment, right-of-use asset and intangible assets, excluding goodwill, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Corporate assets are allocated to the smallest group of cash-generating units on a reasonable and consistent basis of allocation.
The recoverable amount is the higher of fair value less costs to sell and value in use. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount, with the resulting impairment loss recognized in profit or loss.
When an impairment loss is subsequently reversed, the carrying amount of the corresponding asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized in profit or loss.
j.Financial instruments
Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss (“FVTPL”) are recognized immediately in profit or loss. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities other than financial assets and financial liabilities at FVTPL are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.
1)Financial assets
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis.
a)Measurement category
Financial assets are classified as financial assets at amortized cost.
Financial assets at amortized cost
Financial assets that meet the following conditions are subsequently measured at amortized cost:
i.The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
ii.The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Subsequent to initial recognition, financial assets at amortized cost, including cash and cash equivalents, trade receivables at amortized cost, other financial assets and other receivables and refundable deposits, are measured at amortized cost, which equals to their gross carrying amount determined by the effective interest method less any impairment loss. Exchange differences are recognized in profit or loss.
Interest income is calculated by applying the effective interest rate to the gross carrying amount of such a financial asset, except for:
i.Purchased or originated credit-impaired financial asset, for which interest income is calculated by applying the credit-adjusted effective interest rate to the amortized cost of such financial asset; and
ii.Financial assets that are not credit impaired on purchase or origination but have subsequently become credit impaired, for which interest income is calculated by applying the effective interest rate to the amortized cost of such financial assets in subsequent reporting periods.
Cash equivalents include time deposits with original maturities within 3 months from the date of acquisition, which are highly liquid, readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. These cash equivalents are held for the purpose of meeting short-term cash commitments.
b)Impairment of financial assets and contract assets
The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost (including trade receivables).
The Company always recognizes lifetime Expected Credit Losses (ECLs) for trade receivable. For all other financial instruments, the Company recognizes lifetime ECLs when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.
Expected credit losses reflect the weighted average of credit losses with the respective risks of default occurring as the weights. Lifetime ECLs represents the expected credit losses that will result from all possible default events over the expected life of the financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECLs that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.
The impairment loss of all financial assets is recognized in profit or loss by a reduction in their carrying amounts through a loss allowance account.
c)Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party.
On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
2)Equity instruments
Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

3)Financial liabilities
a)Subsequent measurement
Except the following situations, all financial liabilities are measured at amortized cost using the effective interest method:
Financial liabilities at FVTPL
Financial liabilities are classified as at FVTPL when such financial liabilities are designated as at FVTPL.
A financial liability may be designated as at FVTPL upon initial recognition when doing so results in more relevant information and if:
i.Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or
ii.The financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and has performance evaluated on a fair value basis, in accordance with the Company’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or
iii.The contract contains one or more embedded derivatives so that the entire combined contract (asset or liability) can be designated as at FVTPL.
The remaining amount of changes in the fair value of that liability which does not incorporate any interest or dividends paid on such financial liability is presented in profit or loss.
b) Derecognition of financial liabilities
The difference between the carrying amount of a financial liability derecognized and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.
k.Provisions
Provisions are recognized when the Company has a present obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.
Provisions are measured at the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation.
A warranty reserve is accrued for these products sold, which includes estimate of the projected costs to repair or replace items under warranty, including recalls when identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims.
l.Revenue recognition
The Company identifies the contract with the customers, allocates the transaction price to the performance obligations and recognizes revenue when performance obligations are satisfied.
1)Revenue from the sale of electric scooters
Revenue is recognized when the control of the electric scooter has been transferred to the dealership, retailer or customer. The consideration of sales of electric scooters is received in advance in most of the transactions where a contract liability is initially recognized and subsequently the respective revenue is recognized when control is transferred. Warranties associated with the sale of electric scooters cannot be purchased separately and serve as an assurance that the products sold comply with the agreed-upon specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” (Note 18).
2)Revenue from energy usage and battery-swapping services
Revenue from energy usage and battery-swapping services are billed in arrears based on the service plan chosen by customers. For monthly fixed fee plans, monthly charges are recognized as revenue on a straight-line basis over the period when performance obligation is satisfied. For usage plans that contain both monthly fixed fees and variable charges by usage, revenues are recognized based on the usage in accordance with contract terms in addition to fixed monthly charges.
3)Service revenue
Service revenue mainly includes electric scooters’ maintenance services, extended warranty services separately purchased by customers and rental services of electric scooters. Revenue is recognized when services have been provided.
m.Leases
At the inception of a contract, the Company assesses whether the contract is, or contains, a lease.
The Company as lessee
The Company recognizes right-of-use assets and lease liabilities for all leases at the commencement date of a lease, except for short-term leases and low-value asset leases accounted for applying a recognition exemption where lease payments are recognized as expenses on a straight-line basis over the lease terms.
Right-of-use assets are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs needed to restore the underlying assets, and less any lease incentives received. Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurement of the lease liabilities. Right-of-use assets are presented on a separate line in the consolidated balance sheets.
Right-of-use assets are depreciated using the straight-line method from the commencement dates to the earlier of the end of the useful lives of the right-of-use assets or the end of the lease terms.
Lease liabilities are initially measured at the present value of the lease payments, which comprise fixed payments, in-substance fixed payments, variable lease payments which depend on an index or a rate. The lease payments are discounted using the interest rate implicit in a lease, if that rate can be readily determined. If that rate cannot be readily determined, the Company uses the lessee’s incremental borrowing rate.
Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term or a change in future lease payments resulting from a change in an index or a rate used to determine those payments, the Company remeasures the lease liabilities with a corresponding adjustment to the right-of-use-assets. However, if the carrying amount of the right-of-use assets is reduced to zero, any remaining amount of the remeasurement is recognized in profit or loss. Lease liabilities are presented on a separate line in the consolidated balance sheets.
Variable lease payments that do not depend on an index or a rate are recognized as expenses in the periods in which they are incurred.
n.Borrowing costs
Borrowing costs directly attributable to an acquisition, construction or production of qualifying assets are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
Other than what is stated above, all other borrowing costs are recognized in profit or loss in the period in which they are incurred.
o.Government grants
Government grants are not recognized until there is reasonable assurance that the Company will comply with the conditions attached to them and that the grants will be received.
Government grants related to income are recognized in other income on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Company should purchase, construct or otherwise acquire non-current assets are recognized as deferred revenue and recognized in profit or loss on a systematic and rational basis over the useful lives of the related assets.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in profit or loss in the period in which they are received.
p.Employee benefits
1)Short-term employee benefits
Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.
2)Retirement benefits
Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.
3)Termination benefits
A liability for a termination benefit is recognized at the earlier of when the Company can no longer withdraw the offer of the termination benefit and when the Company recognizes any related restructuring costs.
q.Share-based payment arrangements
1) Employee share options
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in capital surplus.
At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital surplus.
2) Restricted shares
The fair value at the grant date of the restricted shares for employees is expensed over the vesting period, based on the Company’s best estimates of the number of shares that are expected to ultimately vest, with a corresponding increase in capital surplus.
At the end of each reporting period, the Company revises its estimate of the number of restricted shares for employees that are expected to vest. The impact of the revision of the original estimates is recognized in profit or loss such that the cumulative expenses reflect the revised estimate, with a corresponding adjustment to capital surplus.
r.Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax.
1)Current tax
Income tax payable is based on taxable profit for the year determined according to the applicable tax laws of each tax jurisdiction.
Income tax on unappropriated earnings is accrued during the period the earnings arise and adjusted to the extent that distributions are approved by the stockholders in the following year.
Adjustments of prior years’ tax liabilities are added to or deducted from the current year’s tax provision.
2)Deferred tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit.
Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences and unused loss carry forward to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates and interests in joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are recognized only to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. A previously unrecognized deferred tax asset is also reviewed at the end of each reporting period and recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liabilities are settled or the assets are realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
3)Current and deferred tax for the year
Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity; in which case, the current and deferred taxes are also recognized in other comprehensive income or directly in equity, respectively.